Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
February 28, 2025
AXS5-NPRT1-0425
1.967946.111
Common Stocks - 97.0%
	Shares	Value ($)
CANADA - 4.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
CES Energy Solutions Corp	4,479	24,767
Financials - 1.1%
Capital Markets - 1.1%
TMX Group Ltd	1,248	44,347
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	304	11,254
Industrials - 0.5%
Ground Transportation - 0.5%
TFI International Inc (United States)	226	20,487
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (a)	6,160	9,665
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Colliers International Group Inc Subordinate Voting Shares	188	24,170
Utilities - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp (United States)	1,247	49,931
TOTAL CANADA		184,621
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Patria Investments Ltd Class A (b)	1,578	17,879
ISRAEL - 1.8%
Information Technology - 1.8%
IT Services - 1.2%
Wix.com Ltd (a)	247	49,570
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	93	22,244
TOTAL ISRAEL		71,814
JAPAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (a)	1,149	25,623
NETHERLANDS - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Merus NV (a)	121	5,698
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	694	4,657
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	249	49,812
UNITED KINGDOM - 2.2%
Communication Services - 0.6%
Media - 0.6%
4imprint Group PLC	394	25,772
Consumer Staples - 0.6%
Food Products - 0.6%
Nomad Foods Ltd	1,377	26,025
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	932	27,438
Information Technology - 0.3%
IT Services - 0.3%
Endava PLC Class A ADR (a)	423	10,118
TOTAL UNITED KINGDOM		89,353
UNITED STATES - 86.0%
Communication Services - 1.2%
Entertainment - 0.1%
Vivid Seats Inc Class A (a)	932	3,858
Interactive Media & Services - 0.8%
Cars.com Inc (a)(b)	1,680	22,176
Ziff Davis Inc (a)	288	11,825
		34,001
Wireless Telecommunication Services - 0.3%
Gogo Inc (a)	1,435	10,519
TOTAL COMMUNICATION SERVICES		48,378

Consumer Discretionary - 12.3%
Automobile Components - 1.7%
Patrick Industries Inc (b)	737	66,772
Diversified Consumer Services - 0.8%
Laureate Education Inc (a)	1,617	32,243
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (a)	281	46,317
Household Durables - 2.8%
Champion Homes Inc (a)	318	32,595
Installed Building Products Inc (b)	217	37,194
Lovesac Co/The (a)	406	8,505
SharkNinja Inc (a)	339	35,626
		113,920
Leisure Products - 0.5%
Brunswick Corp/DE	322	19,594
Specialty Retail - 5.0%
Academy Sports & Outdoors Inc	641	31,787
Boot Barn Holdings Inc (a)	300	36,729
Group 1 Automotive Inc	93	42,741
Murphy USA Inc	113	53,024
Valvoline Inc (a)	991	36,548
		200,829
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (a)	191	19,018
TOTAL CONSUMER DISCRETIONARY		498,693

Consumer Staples - 3.7%
Beverages - 0.6%
Vita Coco Co Inc/The (a)	845	27,411
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings Inc (a)	300	30,378
Performance Food Group Co (a)	278	23,669
Sprouts Farmers Market Inc (a)	209	31,016
		85,063
Food Products - 1.0%
Simply Good Foods Co/The (a)	1,018	38,430
TOTAL CONSUMER STAPLES		150,904

Energy - 4.5%
Energy Equipment & Services - 2.5%
Cactus Inc Class A (b)	810	42,557
Flowco Holdings Inc Class A	56	1,445
Liberty Energy Inc Class A	3,229	55,765
		99,767
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	1,114	40,884
Core Natural Resources Inc	271	20,121
Hess Midstream LP Class A	490	20,448
		81,453
TOTAL ENERGY		181,220

Financials - 14.7%
Banks - 5.9%
Connectone Bancorp Inc	1,570	40,082
First Interstate BancSystem Inc Class A	1,188	36,472
Metropolitan Bank Holding Corp (a)	488	29,490
Pinnacle Financial Partners Inc	421	48,103
SouthState Corp	541	54,534
TriCo Bancshares	577	25,226
		233,907
Capital Markets - 2.9%
Houlihan Lokey Inc Class A	148	25,656
Lazard Inc Class A	454	22,768
Piper Sandler Cos	112	32,437
Stifel Financial Corp	346	36,742
		117,603
Consumer Finance - 1.9%
FirstCash Holdings Inc	509	57,151
PROG Holdings Inc	644	18,270
		75,421
Financial Services - 1.1%
Essent Group Ltd	802	46,211
Insurance - 2.9%
Old Republic International Corp	788	30,346
Primerica Inc	190	55,100
Selective Insurance Group Inc	358	30,804
		116,250
TOTAL FINANCIALS		589,392

Health Care - 12.4%
Biotechnology - 4.0%
AnaptysBio Inc (a)(b)	220	3,700
Arcellx Inc (a)	222	14,390
Astria Therapeutics Inc (a)	452	2,911
Blueprint Medicines Corp (a)	97	9,367
Celldex Therapeutics Inc (a)	241	4,957
Cogent Biosciences Inc (a)	900	6,777
Crinetics Pharmaceuticals Inc (a)	357	12,773
Cytokinetics Inc (a)	390	17,940
Disc Medicine Inc (a)	89	5,000
Insmed Inc (a)	185	15,087
Keros Therapeutics Inc (a)	233	2,582
Legend Biotech Corp ADR (a)	200	7,002
Madrigal Pharmaceuticals Inc (a)	50	17,064
Perspective Therapeutics Inc (a)	428	1,190
Vaxcyte Inc (a)	339	24,754
Viking Therapeutics Inc (a)(b)	328	9,469
Viridian Therapeutics Inc (a)	317	4,923
		159,886
Health Care Equipment & Supplies - 4.3%
Haemonetics Corp (a)	305	19,978
Lantheus Holdings Inc (a)(b)	333	31,242
Masimo Corp (a)	247	46,627
Merit Medical Systems Inc (a)	334	34,081
Pulmonx Corp (a)	1,657	14,283
RxSight Inc (a)	286	8,111
TransMedics Group Inc (a)(b)	239	18,240
		172,562
Health Care Providers & Services - 3.8%
Acadia Healthcare Co Inc (a)	864	25,903
Chemed Corp	72	43,258
Ensign Group Inc/The	473	61,088
Option Care Health Inc (a)	526	17,621
Pennant Group Inc/The (a)	283	6,443
		154,313
Life Sciences Tools & Services - 0.0%
Maravai LifeSciences Holdings Inc Class A (a)(b)	1,334	4,295
Pharmaceuticals - 0.3%
Enliven Therapeutics Inc (a)	275	5,729
Structure Therapeutics Inc ADR (a)	195	4,631
		10,360
TOTAL HEALTH CARE		501,416

Industrials - 15.8%
Building Products - 1.8%
AAON Inc	197	15,130
CSW Industrials Inc	61	18,671
Simpson Manufacturing Co Inc	234	38,470
		72,271
Commercial Services & Supplies - 0.8%
Brink's Co/The	346	32,538
Construction & Engineering - 1.2%
EMCOR Group Inc	45	18,401
Sterling Infrastructure Inc (a)	232	29,513
		47,914
Electrical Equipment - 1.5%
Array Technologies Inc (a)(b)	1,505	7,945
NEXTracker Inc Class A (a)	728	32,047
Thermon Group Holdings Inc (a)	675	19,913
		59,905
Ground Transportation - 0.2%
ArcBest Corp	125	9,846
Machinery - 2.8%
Astec Industries Inc	490	17,433
Federal Signal Corp	339	27,554
REV Group Inc	1,025	31,263
Terex Corp (b)	878	35,735
		111,985
Professional Services - 2.6%
ExlService Holdings Inc (a)	1,339	64,875
KBR Inc	829	40,645
		105,520
Trading Companies & Distributors - 4.9%
Applied Industrial Technologies Inc	165	41,346
Beacon Roofing Supply Inc (a)	284	32,779
FTAI Aviation Ltd	244	31,405
GMS Inc (a)	542	43,149
Rush Enterprises Inc Class A	796	46,424
		195,103
TOTAL INDUSTRIALS		635,082

Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 5.2%
Advanced Energy Industries Inc (b)	468	53,900
Belden Inc	298	32,789
Insight Enterprises Inc (a)	356	54,781
Napco Security Technologies Inc	452	11,101
TD SYNNEX Corp	422	58,021
		210,592
IT Services - 0.6%
ASGN Inc (a)	372	25,065
Semiconductors & Semiconductor Equipment - 1.3%
Diodes Inc (a)	424	20,937
MACOM Technology Solutions Holdings Inc (a)	262	30,303
		51,240
Software - 1.9%
Agilysys Inc (a)	139	11,258
Five9 Inc (a)	258	9,339
SPS Commerce Inc (a)	183	24,376
Tenable Holdings Inc (a)	886	33,792
		78,765
TOTAL INFORMATION TECHNOLOGY		365,662

Materials - 6.8%
Chemicals - 1.8%
Element Solutions Inc	1,743	45,510
Hawkins Inc	155	16,273
Tronox Holdings PLC	1,308	10,150
		71,933
Construction Materials - 1.2%
Eagle Materials Inc	212	47,957
Metals & Mining - 3.8%
Carpenter Technology Corp	293	60,672
Commercial Metals Co	1,186	57,450
Constellium SE (a)	3,260	37,098
		155,220
TOTAL MATERIALS		275,110

Real Estate - 4.6%
Diversified REITs - 1.4%
Essential Properties Realty Trust Inc	1,757	57,489
Health Care REITs - 0.5%
CareTrust REIT Inc	753	19,480
Retail REITs - 1.6%
Acadia Realty Trust	1,503	34,659
Urban Edge Properties	1,390	28,634
		63,293
Specialized REITs - 1.1%
Lamar Advertising Co Class A	357	44,350
TOTAL REAL ESTATE		184,612

Utilities - 1.0%
Gas Utilities - 1.0%
Southwest Gas Holdings Inc	555	41,653
TOTAL UNITED STATES		3,472,122
TOTAL COMMON STOCKS (Cost $2,695,971)		3,921,579

Domestic Equity Funds - 0.9%
	Shares	Value ($)
iShares Russell 2000 ETF (b) (Cost $41,332)	189	40,568

Money Market Funds - 9.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	23,219	23,224
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	351,290	351,325
TOTAL MONEY MARKET FUNDS (Cost $374,549)			374,549

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $3,111,852)	4,336,696
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(292,414)
NET ASSETS - 100.0%	4,044,282

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,696,287	4,729,571	21,402,634	7,231	-	-	23,224	23,219	0.0%
Fidelity Securities Lending Cash Central Fund	27,239,791	22,580,545	49,469,011	2,154	-	-	351,325	351,290	0.0%
Total	43,936,078	27,310,116	70,871,645	9,385	-	-	374,549	374,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.